Related-Parties and Party-in-Interest Transactions (Details) - EBP 007 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 103,002
Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP Investment Number of Shares	46,481	47,854
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	$ 2,868,792	$ 2,141,486
Stable Value Funds [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Contract Value	$ 59,960,783